Structured entities - Own asset securitisations - (Details) - GBP (£) £ in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 30, 2017
Consolidated structured entities
- debt securities in issue	£ 903	£ 1,107
Loans and advances to customers	305,089	310,116	£ 310,116
Securitisations
Consolidated structured entities
Assets excluding cash deposits recorded in statements	2,817	4,073
Cash deposits	221	518
Total assets	3,038	4,591
Other credit risk transfer securitisations
Consolidated structured entities
Loans and advances to customers	8,402	6,092
Covered debt Programme
Consolidated structured entities
- debt securities in issue	478	76
Loans and advances to customers	9,446	8,915
Other borrowings	6,627	6,307
Consolidated structured entities | Securitisations
Consolidated structured entities
- debt securities in issue	3,017	4,688
Held by Third party | Securitisations
Consolidated structured entities
- debt securities in issue	778
Held by Third party | Other credit risk transfer securitisations
Consolidated structured entities
- debt securities in issue	596	398
Held by RBS | Securitisations
Consolidated structured entities
- debt securities in issue	£ 2,239	£ 4,688